UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

AIG International Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.5%
Australia — 8.3%

Fortescue Metals Group, Ltd.	439,356	$1,669,534
Rio Tinto, Ltd.	33,944	2,003,242
Telstra Corp., Ltd.	647,075	1,831,734
Wesfarmers, Ltd.	56,017	1,939,957

		7,444,467

Bermuda — 0.0%

Peace Mark Holdings, Ltd.†(1)(2)	800,000	0

Brazil — 1.9%

BB Seguridade Participacoes SA	195,774	1,678,294

Canada — 2.0%

BCE, Inc.	37,928	1,821,872

China — 4.3%

China Petroleum & Chemical Corp.	2,364,000	1,732,131
China Vanke Co., Ltd.	538,500	2,144,337

		3,876,468

Denmark — 2.2%

Pandora A/S	17,947	1,953,164

Finland — 2.0%

Kone Oyj, Class B	33,457	1,795,344

France — 13.4%

Carrefour SA	87,679	1,897,487
Orange SA	108,144	1,876,608
Peugeot SA	74,385	1,511,024
Publicis Groupe SA	25,366	1,723,280
Renault SA	18,034	1,812,557
Sanofi	17,842	1,536,260
Schneider Electric SE	20,356	1,726,416

		12,083,632

Germany — 3.9%

ProSiebenSat.1 Media SE	51,981	1,789,736
Siemens AG	12,574	1,744,630

		3,534,366

Hong Kong — 4.0%

China Mobile, Ltd.	175,000	1,771,393
Lenovo Group, Ltd.	3,210,000	1,811,729

		3,583,122

Japan — 3.6%

Japan Tobacco, Inc.	54,100	1,742,460
Subaru Corp.	49,100	1,554,547

		3,297,007

Jersey — 1.9%

WPP PLC	95,360	1,728,171

Netherlands — 2.3%

Koninklijke Ahold Delhaize NV	94,746	2,079,466

Norway — 1.7%

Marine Harvest ASA	89,558	1,516,066

Russia — 2.1%

MMC Norilsk Nickel PJSC ADR	102,932	1,920,765

South Africa — 1.9%

Vodacom Group, Ltd.	148,479	1,744,610

Spain — 1.7%

Distribuidora Internacional de Alimentacion SA	303,724	1,565,889

Switzerland — 3.9%

Adecco Group AG	22,740	1,738,010
Roche Holding AG	6,936	1,754,414

		3,492,424

Taiwan — 6.2%

AU Optronics Corp.	4,423,000	1,839,668
Catcher Technology Co., Ltd.	191,000	2,096,128
Hon Hai Precision Industry Co., Ltd.	512,000	1,630,956

		5,566,752

Turkey — 8.9%

Eregli Demir ve Celik Fabrikalari TAS	815,174	2,152,842
Petkim Petrokimya Holding AS	1,053,729	2,159,955
Tupras Turkiye Petrol Rafinerileri AS	51,819	1,660,990
Turkcell Iletisim Hizmetleri AS	496,556	2,027,771

		8,001,558

United Kingdom — 23.3%

AstraZeneca PLC	26,655	1,829,146
BAE Systems PLC	209,143	1,608,574
Barratt Developments PLC	214,929	1,878,274
Berkeley Group Holdings PLC	35,532	2,012,039
BT Group PLC	465,213	1,703,348
Centrica PLC	706,277	1,307,713
GlaxoSmithKline PLC	88,730	1,569,443
Imperial Brands PLC	41,480	1,772,648
ITV PLC	756,004	1,683,163
Kingfisher PLC	442,458	2,017,050
Persimmon PLC	51,152	1,888,974
Unilever PLC	30,580	1,694,119

		20,964,491

Total Long-Term Investment Securities (cost $85,613,506)		89,647,928

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 12/29/2017, to be repurchased 01/02/2018 in the amount of $622,014 collateralized by $605,000 of United States Treasury Inflation Indexed Bonds, bearing interest at 0.13% due 04/15/2020 and having an approximate value of $635,300 (cost $622,000)	$622,000	622,000

TOTAL INVESTMENTS — (cost $86,235,506)	100.2%	90,269,928
Liabilities in excess of other assets	(0.2)	(190,757)

NET ASSETS —	100.0%	$90,079,171

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At December 31, 2017, the aggregate value of these securities was $0 representing 0.0% of net assets.

ADR — American Depositary Receipt

Industry Allocation*
Food-Retail	8.3%
Cellular Telecom	8.2
Medical-Drugs	7.4
Building-Residential/Commercial	6.4
Auto-Cars/Light Trucks	5.4
Metal-Diversified	4.3
Telephone-Integrated	4.0
Tobacco	3.9
Television	3.9
Electronic Components-Misc.	3.9
Chemicals-Diversified	2.4
Steel-Producers	2.4
Real Estate Operations & Development	2.4
Metal Processors & Fabrication	2.3
Retail-Building Products	2.2
Retail-Jewelry	2.2
Telecom Services	2.0
Computers	2.0
Machinery-General Industrial	2.0
Diversified Manufacturing Operations	1.9
Human Resources	1.9
Oil Companies-Integrated	1.9
Advertising Agencies	1.9
Power Converter/Supply Equipment	1.9
Advertising Services	1.9
Cosmetics & Toiletries	1.9
Insurance-Multi-line	1.9
Metal-Iron	1.9
Oil Refining & Marketing	1.8
Aerospace/Defense	1.8
Fisheries	1.7
Gas-Distribution	1.5
Repurchase Agreements	0.7

100.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Funds’s net assets as of December 31, 2017 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$—	$—		$0	$0
Other Countries	1,821,872	87,826,056	**	—	89,647,928
Repurchase Agreements	—	622,000		—	622,000

Total Investments at Value	$1,821,872	$88,448,056		$0	$90,269,928

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $47,832,147 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

AIG Japan Fund

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.5%
Aerospace/Defense — 1.3%

Kawasaki Heavy Industries, Ltd.	11,485	$402,551

Audio/Video Products — 1.0%

Pioneer Corp.†	159,869	323,809

Auto-Heavy Duty Trucks — 2.0%

Hino Motors, Ltd.	47,115	611,176

Auto/Truck Parts & Equipment-Original — 13.4%

NGK Insulators, Ltd.	58,167	1,096,809
NGK Spark Plug Co., Ltd.	33,732	820,272
Sumitomo Electric Industries, Ltd.	93,438	1,576,696
Toyota Industries Corp.	10,095	648,890

		4,142,667

Building-Maintenance & Services — 3.0%

Kyoritsu Maintenance Co., Ltd.	22,827	922,177

Building-Residential/Commercial — 2.3%

Sekisui House, Ltd.	40,180	725,055

Chemicals-Diversified — 2.4%

DIC Corp.	11,195	423,397
Sumitomo Chemical Co., Ltd.	42,982	309,112

		732,509

Chemicals-Specialty — 3.0%

Shin-Etsu Chemical Co., Ltd.	9,111	924,081

Computer Services — 1.5%

SCSK Corp.	9,959	458,110

Computers-Integrated Systems — 4.1%

Fujitsu, Ltd.	180,929	1,282,442

Diversified Banking Institutions — 5.7%

Mitsubishi UFJ Financial Group, Inc.	242,035	1,775,907

Electronic Components-Misc. — 9.0%

Alps Electric Co., Ltd.	53,480	1,521,936
Hitachi High-Technologies Corp.	15,175	639,984
MinebeaMitsumi, Inc.	30,190	633,447

		2,795,367

Entertainment Software — 5.2%

Capcom Co., Ltd.	22,385	705,999
DeNA Co., Ltd.	43,531	897,694

		1,603,693

Finance-Consumer Loans — 3.8%

Acom Co., Ltd.†	277,705	1,170,976

Food-Confectionery — 3.4%

Ezaki Glico Co., Ltd.	21,209	1,057,404

Food-Misc./Diversified — 2.6%

Ajinomoto Co., Inc.	42,439	799,743

Food-Retail — 2.8%

Seven & i Holdings Co., Ltd.	20,895	867,866

Import/Export — 1.6%

ITOCHU Corp.	26,688	498,287

Insurance-Property/Casualty — 2.6%

Tokio Marine Holdings, Inc.	17,629	804,612

Medical Products — 2.4%

Nipro Corp.	50,844	752,328

Medical-Drugs — 1.1%

Ono Pharmaceutical Co., Ltd.	14,206	330,627

Miscellaneous Manufacturing — 0.0%

Peace Mark Holdings, Ltd.†(1)(2)	8,000	0

Photo Equipment & Supplies — 1.8%

FUJIFILM Holdings Corp.	13,932	568,784

Real Estate Management/Services — 1.9%

Mitsubishi Estate Co., Ltd.	33,694	585,446

Retail-Catalog Shopping — 0.4%

ASKUL Corp.†	4,600	130,314

Retail-Drug Store — 1.1%

Matsumotokiyoshi Holdings Co., Ltd.	8,498	348,726

Rubber-Tires — 4.3%

Toyo Tire & Rubber Co., Ltd.	64,496	1,333,188

Steel-Producers — 2.6%

JFE Holdings, Inc.	33,083	794,864

Telephone-Integrated — 6.4%

Nippon Telegraph & Telephone Corp.	29,593	1,392,515
SoftBank Group Corp.	7,302	576,881

		1,969,396

Television — 1.5%

Nippon Television Holdings, Inc.	27,393	469,301

Transport-Marine — 1.8%

Nippon Yusen KK†	22,578	550,234

Web Portals/ISP — 1.5%

Yahoo Japan Corp.	101,463	465,288

Total Long-Term Investment Securities (cost $26,957,925)		30,196,928

REPURCHASE AGREEMENTS — 2.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 12/29/2017, to be repurchased 01/02/2018 in the amount of $915,020 collateralized by $890,000 of United States Treasury Inflation Indexed Bonds, bearing interest at 0.13% due 04/15/2019 and having an approximate value of $934,215 (cost $915,000)	$915,000	915,000

TOTAL INVESTMENTS (cost $27,872,925)	100.4%	31,111,928
Liabilities in excess of other assets	(0.4)	(136,724)

NET ASSETS	100.0%	$30,975,204

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At December 31, 2017, the aggregate value of these securities was $0 representing 0.0% of net assets.

Country Allocation*
Japan	97.5%
United States	2.9

100.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Miscellaneous Manufacturing	$—	$—		$0	$0
Other Industries	—	30,196,928	**	—	30,196,928
Repurchase Agreements	—	915,000		—	915,000

Total Investments at Value	$—	$31,111,928		$0	$31,111,928

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $26,240,032 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

NOTES TO PORTFOLIO OF INVESTMENTS – December 31, 2017—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of December 31, 2017, is reported on a schedule following the portfolio of investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investment in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds’ counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of December 31, 2017, the repurchase agreements held by the Funds are subject to master netting agreements. See the Portfolio of Investments for more information about a Fund’s holdings in repurchase agreements.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date:    February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:    February 28, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:    February 28, 2018